Segment Information (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	1
Net sales	$ 1,280,986	$ 1,344,777	$ 1,301,984
Long-lived assets	442,944	428,093
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	11,300	13,700	$ 14,400
Long-lived assets	$ 300	$ 1,000